RELATED PARTY TRANSACTIONS - Additional Information (Details) - USD ($)			9 Months Ended	12 Months Ended
	Sep. 06, 2022	Aug. 08, 2022	Sep. 30, 2022	Dec. 31, 2021	Sep. 11, 2022	Aug. 12, 2022	Dec. 31, 2020	Jul. 23, 2020
Related Party Transaction [Line Items]
Promissory note - related party			$ 400,000	$ 0
Cash held outside the Trust Account			316,023	799,808			$ 25,000
Working capital loans warrant
Related Party Transaction [Line Items]
Outstanding balance of related party note				0			0
Promissory Note with Related Party
Related Party Transaction [Line Items]
Promissory note - related party								$ 250,000
Outstanding balance of related party note			0	0			$ 0
Business combination extension period	1 month	1 month
Cash held outside the Trust Account					$ 200,000	$ 200,000
Promissory Note with Related Party | Second A&R Charter
Related Party Transaction [Line Items]
Business combination extension period	1 month	1 month
Promissory Note with Related Party | Maximum
Related Party Transaction [Line Items]
Business combination extension period	3 months	3 months
Promissory Note with Related Party | Extension No 1 and Extension No 2
Related Party Transaction [Line Items]
Outstanding balance of related party note			400,000
Administrative Support Agreement
Related Party Transaction [Line Items]
Expenses per month				10,000
Expenses incurred and paid			10,000
Related Party Loans
Related Party Transaction [Line Items]
Outstanding balance of related party note			0	0
Loan conversion agreement warrant			$ 0	$ 0